Distribution Date:	08/15/25	JPMCC Commercial Mortgage Securities Trust 2016-JP2
Determination Date:	08/11/25
Next Distribution Date:	09/17/25
Record Date:	07/31/25	Commercial Mortgage Pass-Through Certificates
Series 2016-JP2

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Trimont LLC
Additional Information	5
			Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Bond / Collateral Reconciliation - Cash Flows	6
			550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	LNR Partners, LLC
Current Mortgage Loan and Property Stratification	8-12		Heather Bennett and Arne Shulkin		hbennett@starwood.com; ashulkin@lnrpartners.com;
Mortgage Loan Detail (Part 1)	13-14				lnr.cmbs.notices@lnrproperty.com
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 2)	15-16
		Operating Advisor & Asset	Pentalpha Surveillance LLC
Principal Prepayment Detail	17	Representations Reviewer
Historical Detail	18		Attention: Transaction Manager		notices@pentalphasurveillance.com
Delinquency Loan Detail	19		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
Specially Serviced Loan Detail - Part 1	21		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	22-23				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	24
		Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	25		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Historical Bond / Collateral Loss Reconciliation Detail	26-27		1100 North Market Street | Wilmington, DE 19890 | United States
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46590MAN0	1.324200%	31,322,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46590MAP5	2.475100%	16,213,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46590MAQ3	2.558900%	250,000,000.00	153,282,508.01	9,459,485.44	326,862.17	0.00	0.00	9,786,347.61	143,823,022.57	38.57%	30.00%
A-4	46590MAR1	2.821800%	301,524,000.00	301,524,000.00	0.00	709,033.69	0.00	0.00	709,033.69	301,524,000.00	38.57%	30.00%
A-SB	46590MAS9	2.713000%	58,379,000.00	2,890,770.91	1,670,791.26	6,535.55	0.00	0.00	1,677,326.81	1,219,979.65	38.57%	30.00%
A-S	46590MAV2	3.055600%	77,483,000.00	77,483,000.00	0.00	197,297.55	0.00	0.00	197,297.55	77,483,000.00	27.92%	21.75%
B	46590MAW0	3.459500%	48,134,000.00	48,134,000.00	0.00	138,766.31	0.00	0.00	138,766.31	48,134,000.00	21.29%	16.63%
C	46590MAX8	3.960203%	41,090,000.00	41,090,000.00	0.00	135,603.96	0.00	0.00	135,603.96	41,090,000.00	15.64%	12.25%
D	46590MAC4	3.960203%	45,786,000.00	45,786,000.00	0.00	165,157.34	0.00	0.00	165,157.34	45,786,000.00	9.34%	7.37%
E*	46590MAE0	4.710203%	22,306,000.00	22,306,000.00	0.00	48,365.12	0.00	0.00	48,365.12	22,306,000.00	6.28%	5.00%
F	46590MAG5	4.710203%	17,610,000.00	17,610,000.00	0.00	0.00	0.00	0.00	0.00	17,610,000.00	3.85%	3.12%
NR	46590MAJ9	4.710203%	29,349,708.00	28,016,326.49	0.00	0.00	0.00	0.00	0.00	28,016,326.49	0.00%	0.00%
R	46590MAL4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			939,196,708.00	738,122,605.41	11,130,276.70	1,727,621.69	0.00	0.00	12,857,898.39	726,992,328.71

X-A	46590MAT7	1.930439%	734,921,000.00	535,180,278.92	0.00	860,944.26	0.00	0.00	860,944.26	524,050,002.22
X-B	46590MAU4	1.250703%	48,134,000.00	48,134,000.00	0.00	50,167.79	0.00	0.00	50,167.79	48,134,000.00
X-C	46590MAA8	0.750000%	86,876,000.00	86,876,000.00	0.00	54,297.50	0.00	0.00	54,297.50	86,876,000.00
Notional SubTotal			869,931,000.00	670,190,278.92	0.00	965,409.55	0.00	0.00	965,409.55	659,060,002.22

Deal Distribution Total					11,130,276.70	2,693,031.24	0.00	0.00	13,823,307.94

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46590MAN0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46590MAP5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46590MAQ3	613.13003204	37.83794176	1.30744868	0.00000000	0.00000000	0.00000000	0.00000000	39.14539044	575.29209028
A-4	46590MAR1	1,000.00000000	0.00000000	2.35150001	0.00000000	0.00000000	0.00000000	0.00000000	2.35150001	1,000.00000000
A-SB	46590MAS9	49.51730776	28.61973073	0.11195036	0.00000000	0.00000000	0.00000000	0.00000000	28.73168108	20.89757704
A-S	46590MAV2	1,000.00000000	0.00000000	2.54633339	0.00000000	0.00000000	0.00000000	0.00000000	2.54633339	1,000.00000000
B	46590MAW0	1,000.00000000	0.00000000	2.88291665	0.00000000	0.00000000	0.00000000	0.00000000	2.88291665	1,000.00000000
C	46590MAX8	1,000.00000000	0.00000000	3.30016938	0.00000000	0.00000000	0.00000000	0.00000000	3.30016938	1,000.00000000
D	46590MAC4	1,000.00000000	0.00000000	3.60715808	(0.30698860)	0.00000000	0.00000000	0.00000000	3.60715808	1,000.00000000
E	46590MAE0	1,000.00000000	0.00000000	2.16825607	1.75691339	17.09931947	0.00000000	0.00000000	2.16825607	1,000.00000000
F	46590MAG5	1,000.00000000	0.00000000	0.00000000	3.92516922	42.91451562	0.00000000	0.00000000	0.00000000	1,000.00000000
NR	46590MAJ9	954.56917289	0.00000000	0.00000000	3.74684579	99.11793944	0.00000000	0.00000000	0.00000000	954.56917289
R	46590MAL4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46590MAT7	728.21470460	0.00000000	1.17147865	0.00000000	0.00000000	0.00000000	0.00000000	1.17147865	713.06984318
X-B	46590MAU4	1,000.00000000	0.00000000	1.04225267	0.00000000	0.00000000	0.00000000	0.00000000	1.04225267	1,000.00000000
X-C	46590MAA8	1,000.00000000	0.00000000	0.62500000	0.00000000	0.00000000	0.00000000	0.00000000	0.62500000	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	07/01/25 - 07/30/25	30	0.00	326,862.17	0.00	326,862.17	0.00	0.00	0.00	326,862.17	0.00
A-4	07/01/25 - 07/30/25	30	0.00	709,033.69	0.00	709,033.69	0.00	0.00	0.00	709,033.69	0.00
A-SB	07/01/25 - 07/30/25	30	0.00	6,535.55	0.00	6,535.55	0.00	0.00	0.00	6,535.55	0.00
X-A	07/01/25 - 07/30/25	30	0.00	860,944.26	0.00	860,944.26	0.00	0.00	0.00	860,944.26	0.00
X-B	07/01/25 - 07/30/25	30	0.00	50,167.79	0.00	50,167.79	0.00	0.00	0.00	50,167.79	0.00
X-C	07/01/25 - 07/30/25	30	0.00	54,297.50	0.00	54,297.50	0.00	0.00	0.00	54,297.50	0.00
A-S	07/01/25 - 07/30/25	30	0.00	197,297.55	0.00	197,297.55	0.00	0.00	0.00	197,297.55	0.00
B	07/01/25 - 07/30/25	30	0.00	138,766.31	0.00	138,766.31	0.00	0.00	0.00	138,766.31	0.00
C	07/01/25 - 07/30/25	30	0.00	135,603.96	0.00	135,603.96	0.00	0.00	0.00	135,603.96	0.00
D	07/01/25 - 07/30/25	30	14,009.55	151,101.55	0.00	151,101.55	(14,055.78)	0.00	0.00	165,157.34	0.00
E	07/01/25 - 07/30/25	30	340,889.66	87,554.83	0.00	87,554.83	39,189.71	0.00	0.00	48,365.12	381,417.42
F	07/01/25 - 07/30/25	30	683,917.89	69,122.23	0.00	69,122.23	69,122.23	0.00	0.00	0.00	755,724.62
NR	07/01/25 - 07/30/25	30	2,788,169.72	109,968.83	0.00	109,968.83	109,968.83	0.00	0.00	0.00	2,909,082.58
Totals			3,826,986.82	2,897,256.22	0.00	2,897,256.22	204,224.99	0.00	0.00	2,693,031.24	4,046,224.62

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

	Additional Information
Total Available Distribution Amount (1)	13,823,307.94
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,908,798.72	Master Servicing Fee	5,387.12
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	3,857.88
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	317.80
ARD Interest	0.00	Operating Advisor Fee	1,396.75
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	372.92
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,908,798.72	Total Fees	11,542.47

Principal		Expenses/Reimbursements
Scheduled Principal	920,686.61	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	170,235.31
Principal Prepayments	10,209,590.09	Special Servicing Fees (Monthly)	33,989.67
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	11,130,276.70	Total Expenses/Reimbursements	204,224.98

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,693,031.24
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	11,130,276.70
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	13,823,307.94
Total Funds Collected	14,039,075.42	Total Funds Distributed	14,039,075.39

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	738,122,605.41	738,122,605.41	Beginning Certificate Balance	738,122,605.41
(-) Scheduled Principal Collections	920,686.61	920,686.61	(-) Principal Distributions	11,130,276.70
(-) Unscheduled Principal Collections	10,209,590.09	10,209,590.09	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	726,992,328.71	726,992,328.71	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	740,010,493.70	740,010,493.70	Ending Certificate Balance	726,992,328.71
Ending Actual Collateral Balance	729,031,284.57	729,031,284.57

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.71%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 29

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	11	190,419,189.60	26.19%	8	4.6058	NAP	Defeased	11	190,419,189.60	26.19%	8	4.6058	NAP
	9,999,999 or less	14	95,272,589.51	13.11%	8	4.7457	1.866033	1.44 or less	13	214,681,071.99	29.53%	10	4.6641	0.815341
10,000,000 to 19,999,999		15	216,593,742.71	29.79%	8	4.8254	1.309534	1.45 to 1.59	3	52,822,155.78	7.27%	9	5.1548	1.557262
20,000,000 to 24,999,999		1	21,155,327.45	2.91%	7	5.0200	1.557318	1.60 to 1.74	0	0.00	0.00%	0	0.0000	0.000000
25,000,000 to 49,999,999		3	123,551,479.44	16.99%	11	4.1870	1.835244	1.75 to 1.89	6	64,658,751.40	8.89%	8	4.6859	1.847822
	50,000,000 or greater	1	80,000,000.00	11.00%	11	4.0920	3.251600	1.90 to 2.04	2	22,600,355.36	3.11%	6	4.9870	1.954091
	Totals	45	726,992,328.71	100.00%	9	4.5739	1.823898	2.05 to 2.19	2	5,525,315.68	0.76%	8	5.4436	2.143524
								2.20 or greater	8	176,285,488.90	24.25%	10	4.1341	3.111194
								Totals	45	726,992,328.71	100.00%	9	4.5739	1.823898
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	12	190,419,189.60	26.19%	8	4.6058	NAP
							Defeased	12	190,419,189.60	26.19%	8	4.6058	NAP
Arizona	1	9,615,676.79	1.32%	3	4.8400	2.272200
							Industrial	3	13,842,462.26	1.90%	7	4.9209	2.445679
California	1	12,249,510.93	1.68%	11	4.5200	0.515400
							Lodging	7	104,829,494.80	14.42%	9	4.7303	1.172408
Colorado	3	22,250,113.38	3.06%	10	4.8917	0.213546
							Mixed Use	2	18,394,713.95	2.53%	10	5.0595	1.477058
Florida	4	68,815,410.42	9.47%	8	5.0725	1.055313
							Multi-Family	1	12,353,284.20	1.70%	6	4.6300	1.860200
Georgia	2	55,382,579.12	7.62%	10	4.3692	0.741996
							Office	7	175,808,769.96	24.18%	9	4.7980	1.098150
Louisiana	1	31,882,922.40	4.39%	11	4.5975	1.379800
							Retail	37	211,344,413.69	29.07%	10	4.2128	2.562241
Maryland	2	73,503,721.19	10.11%	7	4.5210	1.433929
							Totals	69	726,992,328.71	100.00%	9	4.5739	1.823898
Michigan	4	24,522,678.49	3.37%	6	4.8951	2.039091

Minnesota	1	3,721,727.46	0.51%	11	4.9000	1.133500

Nevada	1	50,000,000.00	6.88%	11	3.7440	3.638400

Ohio	24	9,737,607.28	1.34%	11	4.9700	1.024700

Pennsylvania	2	27,830,097.73	3.83%	8	4.7394	0.761358

Rhode Island	1	16,706,333.28	2.30%	7	5.0000	1.936800

Tennessee	1	80,000,000.00	11.00%	11	4.0920	3.251600

Texas	3	17,465,895.87	2.40%	11	4.8525	1.510809

Utah	1	5,444,944.30	0.75%	9	4.9500	1.866400

Virginia	1	9,076,021.68	1.25%	10	4.5180	2.352700

West Virginia	3	1,374,056.70	0.19%	11	4.9700	1.024700

Wisconsin	1	16,993,841.84	2.34%	10	5.3700	1.551200

Totals	69	726,992,328.71	100.00%	9	4.5739	1.823898

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	11	190,419,189.60	26.19%	8	4.6058	NAP	Defeased	11	190,419,189.60	26.19%	8	4.6058	NAP
	3.99999% or less	2	50,000,000.00	6.88%	11	3.7440	3.582346	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.00000% to 4.49999%	5	159,945,714.12	22.00%	10	4.1927	2.144523	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.50000% to 4.94999%	14	182,757,248.76	25.14%	9	4.6963	1.306388	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.95000% or greater	13	143,870,176.23	19.79%	9	5.0882	1.531678	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	45	726,992,328.71	100.00%	9	4.5739	1.823898	49 months or greater	34	536,573,139.11	73.81%	9	4.5626	1.828715
								Totals	45	726,992,328.71	100.00%	9	4.5739	1.823898
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	11	190,419,189.60	26.19%	8	4.6058	NAP	Defeased	11	190,419,189.60	26.19%	8	4.6058	NAP
	60 months or less	34	536,573,139.11	73.81%	9	4.5626	1.828715	Interest Only	3	130,000,000.00	17.88%	11	3.9582	3.378810
61 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	293 months or less	31	406,573,139.11	55.93%	9	4.7558	1.333079
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	294 months to 299 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	45	726,992,328.71	100.00%	9	4.5739	1.823898	300 months to 355 months	0	0.00	0.00%	0	0.0000	0.000000
								356 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	45	726,992,328.71	100.00%	9	4.5739	1.823898
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	11	190,419,189.60	26.19%	8	4.6058	NAP			No outstanding loans in this group
Underwriter's Information		6	80,289,455.76	11.04%	8	4.6016	1.995820
	12 months or less	24	373,257,277.07	51.34%	10	4.5599	2.034046
	13 months to 24 months	4	83,026,406.28	11.42%	10	4.5365	0.744021
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	45	726,992,328.71	100.00%	9	4.5739	1.823898
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	306281001	RT	Nashville	TN	Actual/360	4.092%	281,893.33	0.00	0.00	N/A	07/01/26	--	80,000,000.00	80,000,000.00	08/01/25
2	306281002	OF	Oakland	CA	Actual/360	4.140%	285,200.00	0.00	0.00	N/A	04/01/26	--	80,000,000.00	80,000,000.00	08/01/25
4	306281004	LO	Atlanta	GA	Actual/360	4.300%	183,245.13	0.00	0.00	N/A	07/01/26	--	49,488,557.04	49,488,557.04	07/01/24
5	305941003	OF	Baltimore	MD	Actual/360	4.670%	37,447.01	14,236.61	0.00	N/A	04/06/26	--	9,311,959.37	9,297,722.76	05/06/25
5A	305941032				Actual/360	4.670%	56,919.46	21,639.64	0.00	N/A	04/06/26	--	14,154,178.33	14,132,538.69	05/06/25
5B	305941033				Actual/360	4.670%	37,447.01	14,236.61	0.00	N/A	04/06/26	--	9,311,959.37	9,297,722.76	05/06/25
5C	305941034				Actual/360	4.670%	56,919.46	21,639.64	0.00	N/A	04/06/26	--	14,154,178.33	14,132,538.69	05/06/25
6	306281006	RT	Las Vegas	NV	Actual/360	3.744%	135,988.32	0.00	0.00	N/A	07/01/26	--	42,180,000.00	42,180,000.00	08/01/25
6A	306281106				Actual/360	3.744%	25,211.68	0.00	0.00	N/A	07/01/26	--	7,820,000.00	7,820,000.00	08/01/25
7	306281007	OF	Tampa	FL	Actual/360	5.020%	71,391.49	23,734.80	0.00	N/A	03/06/26	--	16,515,189.25	16,491,454.45	08/06/25
7A	306281107				Actual/360	5.020%	91,581.40	30,447.12	0.00	N/A	03/06/26	--	21,185,774.57	21,155,327.45	08/06/25
8	306281008	OF	New Orleans	LA	Actual/360	4.598%	126,499.99	69,786.04	0.00	N/A	07/01/26	--	31,952,708.44	31,882,922.40	08/01/25
9	656100520	RT	Hagerstown	MD	Actual/360	4.259%	47,377.74	26,492.30	0.00	N/A	02/06/26	--	12,918,362.53	12,891,870.23	07/06/25
9A	656100521				Actual/360	4.259%	50,536.25	28,258.46	0.00	N/A	02/06/26	--	13,779,586.63	13,751,328.17	07/06/25
10	306281010	OF	Atlanta	GA	Actual/360	4.550%	88,661.07	40,206.59	0.00	N/A	06/01/26	--	22,628,843.34	22,588,636.75	08/01/25
12	306281012	OF	Denver	CO	Actual/360	4.890%	77,945.09	33,379.91	0.00	N/A	06/06/26	--	18,510,608.06	18,477,228.15	12/06/23
13	305941006	OF	Philadelphia	PA	Actual/360	4.675%	78,577.83	29,632.93	0.00	N/A	05/01/26	--	19,519,075.76	19,489,442.83	08/01/25
14	306281014	LO	Milwaukee	WI	Actual/360	5.370%	78,735.86	33,196.05	0.00	N/A	06/06/26	--	17,027,037.89	16,993,841.84	08/06/25
15	305741015	LO	Providence	RI	Actual/360	5.000%	72,081.96	35,282.36	0.00	N/A	03/01/26	--	16,741,615.64	16,706,333.28	08/01/25
16	306281016	LO	Various	VA	Actual/360	5.800%	75,965.06	52,854.56	0.00	N/A	06/06/26	--	15,209,911.72	15,157,057.16	08/06/25
17	306281017	MU	Boynton Beach	FL	Actual/360	5.100%	64,542.89	23,686.45	0.00	N/A	06/06/26	--	14,696,672.94	14,672,986.49	08/06/25
18	695100658	LO	Tybee Island	GA	Actual/360	5.102%	54,758.43	39,729.28	0.00	N/A	06/06/26	02/06/26	12,463,825.41	12,424,096.13	08/06/25
			Rancho Santa
19	306281019	RT		CA	Actual/360	5.070%	61,214.45	23,468.93	0.00	N/A	01/06/26	--	14,021,251.16	13,997,782.23	08/06/25
			Margarit
20	306281020	OF	Boca Raton	FL	Actual/360	5.100%	57,684.43	23,758.04	0.00	N/A	06/06/26	--	13,134,975.24	13,111,217.20	08/06/25
21	306281021	MF	Rochester Hills	MI	Actual/360	4.630%	49,362.71	27,803.11	0.00	N/A	02/06/26	--	12,381,087.31	12,353,284.20	08/06/25
22	695100669	RT	Grass Valley	CA	Actual/360	4.520%	47,783.41	27,128.06	0.00	N/A	07/06/26	--	12,276,638.99	12,249,510.93	07/06/25
23	306281023	MF	Holly	MI	Actual/360	4.740%	50,937.35	24,874.66	0.00	N/A	06/06/26	--	12,479,545.83	12,454,671.17	08/06/25
25	695100674	RT	Various	Various	Actual/360	4.970%	47,653.12	22,965.51	0.00	N/A	07/06/26	--	11,134,629.49	11,111,663.98	07/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
27	306281027	MU	Las Vegas	NV	Actual/360	4.730%	41,679.44	10,232,965.96	0.00	N/A	09/06/25	--	10,232,965.96	0.00	08/06/25
28	306281028	IN	Various	MI	Actual/360	5.100%	44,134.16	21,019.81	0.00	N/A	02/06/26	--	10,049,523.39	10,028,503.58	08/06/25
29	306281029	RT	Litchfield Park	AZ	Actual/360	4.840%	40,138.48	14,990.48	0.00	N/A	11/06/25	--	9,630,667.27	9,615,676.79	08/06/25
30	306281030	OF	Philadelphia	PA	Actual/360	4.890%	35,197.13	18,053.33	0.00	N/A	02/01/26	--	8,358,708.23	8,340,654.90	08/01/24
31	306281031	MF	Mableton	GA	Actual/360	5.130%	36,608.41	17,010.28	0.00	N/A	04/06/26	--	8,287,132.68	8,270,122.40	08/06/25
32	695100663	RT	Culpeper	VA	Actual/360	4.518%	35,365.28	14,140.87	0.00	N/A	06/06/26	--	9,090,162.55	9,076,021.68	08/06/25
33	306281033	OF	Broomfield	CO	Actual/360	4.373%	32,952.35	0.00	0.00	N/A	04/06/26	12/06/25	8,750,000.00	8,750,000.00	08/06/25
34	695100672	Various Various		Various	Actual/360	4.900%	31,684.24	14,488.98	0.00	N/A	07/06/26	--	7,509,101.67	7,494,612.69	08/06/25
35	306281035	MF	San Antonio	TX	Actual/360	4.660%	31,597.03	12,283.06	0.00	N/A	09/06/25	--	7,874,104.54	7,861,821.48	08/06/25
36	306281036	LO	Austin	TX	Actual/360	4.884%	29,155.57	15,078.94	0.00	N/A	01/01/26	--	6,932,450.23	6,917,371.29	08/01/25
37	695100660	RT	Wichita Falls	TX	Actual/360	5.048%	29,334.60	13,846.12	0.00	N/A	02/06/27	--	6,748,412.02	6,734,565.90	08/06/25
38	306281038	LO	Adairsville	GA	Actual/360	4.950%	25,177.49	12,720.18	0.00	N/A	01/01/26	--	5,906,742.26	5,894,022.08	08/01/25
40	306281040	MF	Starkville	MS	Actual/360	5.100%	24,384.28	11,450.41	0.00	N/A	04/01/26	--	5,552,397.60	5,540,947.19	08/01/25
41	306281041	LO	Kanab	UT	Actual/360	4.950%	23,257.83	11,437.22	0.00	N/A	05/06/26	--	5,456,381.52	5,444,944.30	08/06/25
43	306281043	IN	Dallas	TX	Actual/360	4.450%	14,645.62	8,021.72	0.00	N/A	05/06/26	--	3,821,980.40	3,813,958.68	08/06/25
44	695100667	MH	Goodyear	AZ	Actual/360	4.790%	13,962.74	11,080.65	0.00	N/A	07/06/26	--	3,385,135.74	3,374,055.09	08/06/25
46	656120504	LO	Clermont	FL	Actual/360	5.430%	15,856.24	6,679.96	0.00	N/A	03/06/26	--	3,391,104.93	3,384,424.97	08/06/25
47	695100664	RT	Grand Rapids	MI	Actual/360	5.465%	10,105.90	6,571.07	0.00	N/A	06/06/26	--	2,147,461.78	2,140,890.71	08/06/25
Totals							2,908,798.72	11,130,276.70	0.00				738,122,605.41	726,992,328.71
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	49,662,837.44	12,846,255.97	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
4	828,598.32	2,750,157.52	07/01/23	06/30/24	08/11/25	26,507,974.64	1,630,079.21	84,685.15	1,546,077.47	0.00	0.00
5	15,384,231.64	3,388,424.99	01/01/25	03/31/25	--	0.00	0.00	51,592.21	154,931.69	0.00	0.00
5A	0.00	0.00	--	--	--	0.00	0.00	78,420.15	235,496.16	0.00	0.00
5B	0.00	0.00	--	--	--	0.00	0.00	51,592.21	154,931.69	0.00	0.00
5C	0.00	0.00	--	--	--	0.00	0.00	78,420.15	235,496.16	0.00	0.00
6	78,029,697.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	9,040,751.36	769,272.80	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
7A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	4,346,875.72	1,999,373.16	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
9	3,501,900.00	0.00	--	--	08/11/25	8,616,200.11	478,797.08	663,575.89	663,575.89	0.00	0.00
9A	0.00	0.00	--	--	08/11/25	9,190,613.40	510,716.85	707,814.32	707,814.32	0.00	0.00
10	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
12	227,244.97	196,933.75	01/01/23	09/30/23	08/11/25	14,200,050.72	720,288.41	51,397.23	1,473,793.92	205,245.64	0.00
13	6,288,309.77	1,138,136.37	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,264,721.10	2,346,405.85	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
15	5,986,127.89	6,410,634.97	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
17	1,320,204.17	427,590.48	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	1,472,488.95	731,476.80	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
21	794,793.49	438,931.90	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,525,175.64	146,728.73	01/01/25	03/31/25	--	0.00	0.00	74,858.61	74,858.61	0.00	0.00
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25	976,787.13	0.00	--	--	--	0.00	0.00	70,570.69	70,570.69	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
27	1,751,868.98	538,447.15	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
28	2,025,843.70	469,399.83	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,581,951.52	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	474,240.00	0.00	--	--	08/11/25	2,987,330.52	24,366.59	40,411.17	586,079.91	37,580.86	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	1,367,304.00	361,262.55	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
34	696,421.80	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
36	534,780.99	575,343.80	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
37	711,287.44	177,822.10	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1,062,310.97	1,031,581.97	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	895,127.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	847,410.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
46	748,394.77	677,482.77	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
47	577,952.00	126,604.62	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	194,925,637.76	37,548,268.08				61,502,169.39	3,364,248.14	1,953,337.77	5,903,626.51	242,826.50	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
27	306281027	10,209,590.09	Payoff Prior to Maturity	0.00	0.00
Totals		10,209,590.09		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/15/25	0	0.00	4	46,860,522.90	3	76,306,440.09	0	0.00	0	0.00	2	26,643,198.40	0	0.00	1	10,209,590.09	4.573877%	4.504172%	9
07/17/25	0	0.00	4	46,932,275.40	5	103,055,822.49	0	0.00	0	0.00	0	0.00	0	0.00	1	3,146,842.67	4.576421%	4.507461%	10
06/17/25	4	47,009,814.32	0	0.00	5	103,168,386.42	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.579690%	4.510954%	11
05/16/25	0	0.00	0	0.00	5	103,273,713.81	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.580070%	4.527171%	12
04/17/25	0	0.00	0	0.00	5	103,385,451.90	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.580474%	4.527579%	13
03/17/25	0	0.00	0	0.00	5	103,489,929.29	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.580848%	4.527957%	14
02/18/25	0	0.00	0	0.00	5	103,614,553.69	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.581300%	4.528413%	15
01/17/25	0	0.00	0	0.00	5	103,718,133.59	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.581669%	4.528785%	16
12/17/24	0	0.00	0	0.00	5	103,821,308.02	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.582035%	4.529154%	17
11/18/24	0	0.00	0	0.00	5	103,930,970.52	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.582425%	4.529548%	18
10/18/24	0	0.00	1	49,488,557.04	4	54,544,754.54	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.582785%	4.529912%	19
09/17/24	1	49,488,557.04	1	8,542,982.01	3	46,110,631.63	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.583170%	4.546779%	20
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
4	306281004	07/01/24	12	6	84,685.15	1,546,077.47	841,270.61	49,488,557.04	09/13/24	13
5	305941003	05/06/25	2	2	51,592.21	154,931.69	0.00	9,341,462.05	05/19/25	2
5A	305941032	05/06/25	2	2	78,420.15	235,496.16	0.00	14,199,022.39	05/19/25	2
5B	305941033	05/06/25	2	2	51,592.21	154,931.69	0.00	9,341,462.05	05/19/25	98
5C	305941034	05/06/25	2	2	78,420.15	235,496.16	0.00	14,199,022.39	05/19/25	2
9	656100520	07/06/25	0	B	663,575.89	663,575.89	0.00	13,317,851.56	09/14/23	2
9A	656100521	07/06/25	0	B	707,814.32	707,814.32	0.00	14,205,708.29	09/15/23	2
12	306281012	12/06/23	19	6	51,397.23	1,473,793.92	313,195.13	19,145,750.97	03/15/24	2
22	695100669	07/06/25	0	B	74,858.61	74,858.61	0.00	12,276,638.99
25	695100674	07/06/25	0	B	70,570.69	70,570.69	0.00	11,134,629.49
30	306281030	08/01/24	11	6	40,411.17	586,079.91	79,968.72	8,560,186.95	09/06/24	13
Totals					1,953,337.77	5,903,626.51	1,234,434.46	175,210,292.17
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		122,826,411	114,485,756	8,340,655		0
7 - 12 Months		597,431,352	482,605,044	114,826,308		0
13 - 24 Months		6,734,566	6,734,566	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-25	726,992,329	603,825,366	0	46,860,523	76,306,440	0
Jul-25	738,122,605	588,134,508	0	46,932,275	103,055,822	0
Jun-25	742,260,994	592,082,793	47,009,814	0	103,168,386	0
May-25	743,183,936	639,910,222	0	0	103,273,714	0
Apr-25	744,167,687	640,782,235	0	0	103,385,452	0
Mar-25	745,082,610	641,592,680	0	0	103,489,929	0
Feb-25	746,188,580	642,574,026	0	0	103,614,554	0
Jan-25	747,095,003	643,376,869	0	0	103,718,134	0
Dec-24	747,997,613	644,176,305	0	0	103,821,308	0
Nov-24	748,961,769	645,030,799	0	0	103,930,971	0
Oct-24	749,856,529	645,823,217	0	49,488,557	54,544,755	0
Sep-24	750,813,119	646,670,948	49,488,557	8,542,982	46,110,632	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
4	306281004	49,488,557.04	49,488,557.04	29,300,000.00	11/15/24	1,774,961.32	0.59180	06/30/24	07/01/26	250
5	305941003	9,297,722.76	9,341,462.05	187,800,000.00	03/02/16	3,101,288.49	1.81170	03/31/25	04/06/26	250
5A	305941032	14,132,538.69	14,199,022.39		03/02/16	13,800,262.00	1.85000	02/29/16	04/06/26	250
5B	305941033	9,297,722.76	9,341,462.05		03/02/16	13,800,262.00	1.85000	02/29/16	04/06/26	250
5C	305941034	14,132,538.69	14,199,022.39		03/02/16	13,800,262.00	1.85000	02/29/16	04/06/26	250
9	656100520	12,891,870.23	13,317,851.56	28,400,000.00	12/11/24	3,501,900.00	0.76950	12/31/24	02/06/26	250
9A	656100521	13,751,328.17	14,205,708.29	28,400,000.00	12/11/24	11,371,181.00	2.33846	05/31/16	02/06/26	250
12	306281012	18,477,228.15	19,145,750.97	7,500,000.00	06/06/24	25,834.75	0.02570	09/30/23	06/06/26	250
30	306281030	8,340,654.90	8,560,186.95	6,300,000.00	12/17/24	474,240.00	0.74210	12/31/24	02/01/26	245
Totals		149,810,161.39	151,799,023.69	287,700,000.00		61,650,191.56

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 29

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
4	306281004	LO	GA	09/13/24	13

The Borrower was unable to continue making monthly loan payments, due to insufficient Cash Flow. Notice of Default was issued 9/18/2024. Marriott flag was terminated on 12/16/2024. Receiver was appointed on 12/16/24. New Wyndham

	Franchise Agreement was executed and reservation system was turned on 12/23/2024. Lender has engaged Legal Counsel to commence enforcement of remedies.

5	305941003	OF	MD	05/19/25	2

08/04/25: Loan transferred to special servicing on 05/08/25 for imminent monetary default. Loan is secured by a 28-story, 662,708 sf office building in the central business district of Baltimore, MD. The largest tenant, T Rowe Price (446,901 sf, 6

	7.44% nrsf) vacated in April 2025. Borrower advised that it would not fund the shortfall and requested that a receiver be appointed.

5A	305941032	Various	Various	05/19/25	2

08/04/25: Loan transferred to special servicing on 05/08/25 for imminent monetary default. Loan is secured by a 28-story, 662,708 sf office building in the central business district of Baltimore, MD. The largest tenant, T Rowe Price (446,901 sf, 6

	7.44% nrsf) vacated in April 2025. Borrower advised that it would not fund the shortfall and requested that a receiver be appointed.

5B	305941033	Various	Various	05/19/25	98

08/04/25: Loan transferred to special servicing on 05/08/25 for imminent monetary default. Loan is secured by a 28-story, 662,708 sf office building in the central business district of Baltimore, MD. The largest tenant, T Rowe Price (446,901 sf, 6

	7.44% nrsf) vacated in April 2025. Borrower advised that it would not fund the shortfall and requested that a receiver be appointed.

5C	305941034	Various	Various	05/19/25	2

08/04/25: Loan transferred to special servicing on 05/08/25 for imminent monetary default. Loan is secured by a 28-story, 662,708 sf office building in the central business district of Baltimore, MD. The largest tenant, T Rowe Price (446,901 sf, 6

	7.44% nrsf) vacated in April 2025. Borrower advised that it would not fund the shortfall and requested that a receiver be appointed.

9	656100520	RT	MD	09/14/23	2
	The interest only modification closed 7/2/25.

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
9A	656100521	Various	Various	09/15/23	2
The interest only modification closed 7/2/25.

12	306281012	OF	CO	03/15/24	2

The loan transferred to the Special Servicer on 3/15/24 for delinquent payments. The collateral includes a 182K SF office building in Denver, CO. The property has seen occupancy decline since COVID, which has impacted cash flow. Borrower has funded shortfalls until the default. As of YE24 NOI was $597K and occupancy was 55%. Lender has engaged counsel and will dual track foreclosure with workout discussions. A receiver has been appointed.

30	306281030	OF	PA	09/06/24	13

The loan transferred SS due to a Payment Default; currently due for the 7/1/2024 debt service payment. The loan is secured by a 101K sf, 5-story plus basement, creative office building located in the Philadelphia CBD. The property was constructed in 1908 / 1991. The subject was a former industrial building that had been converted to an office complex at the northeast corner of Willow and North 8th Street in the Callowhill section of Philadelphia. Occupancy at the property was 30% as of 1Q25. Loa n is currently being cash managed due to a DSCR trigger. Per Borrower rep, Borrower is attempting to refinance; however, has requested Lender a reduction in payoff amount. Special Servicer will continue to discuss possible alternatives to foreclosure with the Borrower while simultaneously pursuing foreclosure. Lender has requested court to implement a Receiver and hearing motion is set for August 6th.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
4	306281004	0.00	4.30000%	0.00	4.30000%	9	07/05/22	11/01/20	--
9	656100520	14,348,618.01	4.25900%	14,348,618.01	4.25900%	10	08/28/20	05/06/20	08/28/20
9	656100520	0.00	4.25900%	0.00	4.25900%	9	07/02/25	06/06/25	08/11/25
9A	656100521	15,305,192.51	4.25900%	15,305,192.51	4.25900%	10	08/28/20	05/06/20	08/28/20
9A	656100521	0.00	4.25900%	0.00	4.25900%	9	07/02/25	06/06/25	08/11/25
14	306281014	18,792,459.38	5.37000%	18,792,459.38	5.37000%	10	09/01/20	07/06/20	10/13/20
15	305741015	18,677,304.50	5.00000%	18,677,304.50	5.00000%	10	05/20/20	06/01/20	08/11/20
19	306281019	15,319,363.57	5.07000%	15,319,363.57	5.07000%	10	07/09/20	06/06/20	08/11/20
41	306281041	6,075,769.16	4.95000%	6,075,769.16	4.95000%	10	07/30/20	06/06/20	09/11/20
Totals		88,518,707.13		88,518,707.13
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
3	306281003 06/16/23	57,080,427.62	525,000,000.00	57,440,979.59	360,551.97	57,440,979.59	57,080,427.62	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		57,080,427.62	525,000,000.00	57,440,979.59	360,551.97	57,440,979.59	57,080,427.62	0.00	0.00	0.00	0.00

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	08/15/25	0.00	(6,189.91)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
		07/17/25	0.00	(5,971.84)	0.00	0.00	0.00	0.00	0.00	0.00
		06/17/25	0.00	(6,147.26)	0.00	0.00	0.00	0.00	0.00	0.00
		05/16/25	0.00	(5,926.95)	0.00	0.00	0.00	0.00	0.00	0.00
		04/17/25	0.00	(6,101.04)	0.00	0.00	0.00	0.00	0.00	0.00
		03/17/25	0.00	(5,883.20)	0.00	0.00	0.00	0.00	0.00	0.00
		02/18/25	0.00	(5,860.62)	0.00	0.00	0.00	0.00	0.00	0.00
		01/17/25	0.00	(5,838.88)	0.00	0.00	0.00	0.00	0.00	0.00
		12/17/24	0.00	(5,817.25)	0.00	0.00	0.00	0.00	0.00	0.00
		11/18/24	0.00	(5,988.09)	0.00	0.00	0.00	0.00	0.00	0.00
		10/18/24	0.00	(5,773.45)	0.00	0.00	0.00	0.00	0.00	0.00
		09/17/24	0.00	(5,942.99)	0.00	0.00	0.00	0.00	0.00	0.00
		08/16/24	0.00	(6,330.42)	0.00	0.00	0.00	0.00	0.00	0.00
		07/17/24	0.00	(6,103.49)	0.00	0.00	0.00	0.00	0.00	0.00
		06/17/24	0.00	(6,674.97)	0.00	0.00	0.00	0.00	0.00	0.00
		05/17/24	0.00	(6,831.84)	0.00	0.00	0.00	0.00	0.00	0.00
		04/17/24	0.00	(7,441.79)	0.00	0.00	0.00	0.00	0.00	0.00
		03/15/24	0.00	(7,571.57)	0.00	0.00	0.00	0.00	0.00	0.00
		02/16/24	0.00	(7,939.39)	0.00	0.00	0.00	0.00	0.00	0.00
		01/18/24	0.00	(8,581.94)	0.00	0.00	0.00	0.00	0.00	0.00
		12/15/23	0.00	(8,670.59)	0.00	0.00	0.00	0.00	0.00	0.00
		11/17/23	0.00	(12,853.73)	0.00	0.00	0.00	0.00	0.00	0.00
		10/17/23	0.00	(9,383.07)	0.00	0.00	0.00	0.00	0.00	0.00
		09/15/23	0.00	(11,296.60)	0.00	0.00	0.00	0.00	0.00	0.00
		08/17/23	0.00	(11,253.24)	0.00	0.00	0.00	0.00	0.00	0.00
		07/17/23	0.00	(10,849.86)	0.00	0.00	0.00	0.00	0.00	0.00
		06/16/23	0.00	(11,068.73)	0.00	0.00	0.00	0.00	0.00	0.00
		05/17/23	0.00	(10,672.12)	0.00	0.00	0.00	0.00	0.00	0.00
		04/17/23	0.00	(10,985.70)	0.00	0.00	0.00	0.00	0.00	0.00
		03/17/23	0.00	(6,841.99)	0.00	0.00	0.00	0.00	0.00	0.00

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	02/17/23	0.00	(6,815.87)	0.00	0.00	0.00	0.00	0.00	0.00
		01/18/23	0.00	(6,790.65)	0.00	0.00	0.00	0.00	0.00	0.00
		12/16/22	0.00	(3,389.13)	0.00	0.00	0.00	0.00	0.00	0.00
3	306281003	06/16/23	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	(6,189.91)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	(249,788.17)	0.00	0.00	0.00	0.00	0.00	0.00	0.00

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4	0.00	0.00	10,653.79	0.00	0.00	98,039.01	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	2,004.66	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
5A	0.00	0.00	3,047.08	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
5B	0.00	0.00	2,004.66	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
5C	0.00	0.00	3,047.08	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	2,781.04	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
9A	0.00	0.00	2,966.44	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	3,984.92	0.00	0.00	59,732.91	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	3,500.00	0.00	0.00	12,463.39	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	33,989.67	0.00	0.00	170,235.31	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		204,224.98

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Supplemental Notes
None

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